Basis of presentation and accounting policies (Details)						12 Months Ended
		Dec. 16, 2021	Dec. 15, 2021	Nov. 24, 2020	Nov. 23, 2020	Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
Abafor S.A
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	[1]					100.00%		100.00%		100.00%
ACI Airport Sudamerica S.A.U.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary						100.00%		100.00%		100.00%
America International Airports LLC
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	[2]					100.00%		100.00%		100.00%
Cargo & Logistics S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	[1],[2]					82.10%		81.81%		81.49%
Cedicor S.A
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary				95.80%	95.37%	100.00%	[1]	100.00%	[1]	100.00%	[1]
Cerealsur S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary						100.00%		100.00%		100.00%
Corporacion Aeroportuaria S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary						99.98%		99.98%		99.98%
Corporacion America Italia S.p.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary						75.00%		75.00%		75.00%
Corporacion America S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		96.18%	95.80%			96.18%		95.80%		95.37%
Corporacion America Sudamericana S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary						95.50%		95.12%		94.69%
DICASA Spain S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	[2]					100.00%		100.00%		100.00%
Inframerica Participacoes S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	[2]					99.97%		99.97%		99.97%
Yokelet S.L.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	[1]					100.00%		100.00%		100.00%
ACI do Brasil S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary						99.99%		99.99%		99.99%
Aerocombustibles Argentinos S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	[3]					93.78%		93.40%		92.98%
Aeropuerto de Bahia Blanca S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	[3]					81.75%		81.43%		81.06%
Aeropuertos Argentina 2000 S.A.("AA2000")
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	[3],[4],[5]					81.91%		81.62%		81.29%
Aeropuertos del Neuquen S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	[3]					74.73%		74.44%		74.10%
Armenia International Airports CJSC
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	[6]					100.00%		100.00%		100.00%
C.A.I.S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary						100.00%		100.00%		100.00%
CAAirports International Services S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary						100.00%		100.00%		100.00%
Enarsa Aeropuertos S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	[3]					76.95%		76.64%		76.29%
Inframerica Concessionria do Aeroporto de Braslia S.A. ("ICAB")
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	[7]					50.99%		50.98%		50.98%
Inframerica Concessionaria do Aeroporto de Sao Goncalo do Amarante S.A. ("ICASGA")
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary						99.98%		99.98%		99.98%
Paoletti America S.A
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	[3],[8]					40.95%		40.81%		40.65%
Puerta del Sur S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary						100.00%		100.00%		100.00%
Servicios y Tecnologia Aeroportuaria S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	[3]					82.01%		81.72%		81.39%
TCU S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	[9]					100.00%		100.00%		100.00%
Terminal Aeroportuaria Guayaquil S.A. ("TAGSA")
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	[8]					49.99%		49.99%		49.99%
Texelrio S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	[3]					57.34%		57.13%		56.91%
Toscana Aeroporti S.p.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	[10],[11]					46.71%		46.71%		46.71%
Villalonga Furlong S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	[3]					82.12%		81.83%		81.50%

[1]	These companies do not have relevant net assets other than the share of ownership in the operating companies included in the table below.
[2]	(1) These companies do not have relevant net assets other than the share of ownership in the operating companies included in the table below.
[3]	(7) On November 24, 2020 and December 16, 2021, Cedicor S.A.’s contributions in Corporación América S.A. were capitalized increasing its participation from 95.37% to 95.80% in 2020 and from 95.80% to 96.18% in 2021.
[4]	(2) Includes a 9.35% direct interest of Cedicor S.A. in AA2000, acquired by Cedicor S.A. in 2011. This participation was subject to the authorization by the Argentine National Airports Regulator (Organismo Regulador del Sistema Nacional de Aeropuertos, the “ORSNA”) pursuant to section 7.2 of the Argentine Concession Agreement. As of September 22, 2020, the ORSNA approved the aforementioned transaction.
[5]	(2) Includes a 9.35% direct interest of Cedicor S.A. in AA2000, acquired by Cedicor S.A. in 2011. This participation was subject to the authorization by the Argentine National Airports Regulator (Organismo Regulador del Sistema Nacional de Aeropuertos, the “ORSNA”) pursuant to section 7.2 of the Argentine Concession Agreement. As of September 22, 2020, the ORSNA approved the aforementioned transaction.
[6]	(8) In December 2020, 100% of the share capital of Armenia International Airports C.J.S.C. was transferred from AIA to CAAP pursuant to a Share Transfer Agreement duly registered in Armenia.
[7]	(9) During 2021 CAAP made contributions in Inframérica Participaçoes S.A. increasing indirectly its participation in ICAB from 50.98% in 2020 to 50.99% in 2021.
[8]	(3) The Group has control over this company based on having majority representation in the board, power to direct the process of setting of financial and operating policies and execute the operational management of such Company.
[9]	(4) The Group has control over this company based on having power to direct the process of setting of financial and operating policies and execute the operational management of such Company.
[10]	(5) The Group has control over this company based on having a majority stake in Corporación América Italia S.p.A. that has 62.28% of ownership of Toscana Aeroporti S.p.A., power to direct the process of setting of financial and operating policies and execute the operational management of such Company.
[11]	(6) The Group Toscana Aeroporti S.p.A. has control over the following companies: Jet Fuel Co. S.r.l., Parching Peretola S.r.l., Toscana Aeroporti Engineering S.r.l., Toscana Aeroporti Handling S.r.l. and Toscana Aeroporti Construzioni S.r.l.